COMMITMENTS AND CONTINGENCIES (Details)	Mar. 31, 2024 USD ($)
Other Commitments [Line Items]
Total	$ 63,359,816
Less than1 year	63,077,159
1-3 years	282,657
3-5 years	0
More than 5 years	0
Lease Commitment [Member]
Other Commitments [Line Items]
Total	46,686
Less than1 year	19,739
1-3 years	26,946
3-5 years	0
More than 5 years	0
MTM Animation Acquisition [Member]
Other Commitments [Line Items]
Total	133,002
Less than1 year	133,002
1-3 years	0
3-5 years	0
More than 5 years	0
Repayment Of Other Loan Payable [Member]
Other Commitments [Line Items]
Total	767,133
Less than1 year	511,422
1-3 years	255,711
3-5 years	0
More than 5 years	0
Repayment Of Bank Loans [Member]
Other Commitments [Line Items]
Total	62,412,996
Less than1 year	62,412,996
1-3 years	0
3-5 years	0
More than 5 years	$ 0